Balances and Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Balances and Transactions with Related Parties [Abstract]
Schedule of Related Party Balances and Transactions
A.	Balances with related parties:

	December 31,	December 31,
	2018	2017
	U.S. Dollars (in thousands)
Due from related parties	133	681

B.	Transactions with related parties:

	Year Ended December 31,
	2018	2017	2016
	U.S. Dollars (in thousands)
Purchases from related parties	-	15	3
Interest income (expense) from Parent	10	22	(28)